Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Commitments and Contingencies

Commitments and contingencies consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Commitment for capital investment in Sri Sai	$2,161,536	$7,500,000
Other capital commitment	—	—
Total	$2,161,536	$7,500,000